Financial instruments (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | Designated and unrealized sales | USD | 2018
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	221,790
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	2,930,246	R$ 3,113,173
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	2,942,062
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2018
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	221,790
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2019
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	229,270
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2020
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	266,690
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2021
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	303,392
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2022
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	253,204
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2023
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	333,093
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2024
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	359,559
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2025
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	357,903
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2026
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	309,240
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2027
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	152,103
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2028
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	124,654
Non-derivative financial liabilities designated to hedge accounting | Project Finance | Designated and unrealized sales | USD | 2029
Liabilities related to the Project Finance of future sales in U.S. dollar
Nominal value	R$ 31,164